United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: December 31,2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one): 	[   ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	January 19, 2011

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	76

Form 13F Information Table Value Total:	221243 (X$1000)



List of Other Included Managers:  NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp PFD 7%            PFD              20030N408      202     8000 SH       Sole                     4000              4000
Genl Elec Capital Corp. PFD 6% PFD              369622451      204     8000 SH       Sole                     4000              4000
3M Company                     COM              88579y101     1927    22325 SH       Sole                     3575             18750
AT & T Corp.                   COM              00206R102      583    19856 SH       Sole                     1272             18584
Abbott Laboratories            COM              002824100      997    20800 SH       Sole                                      20800
Alcoa Inc.                     COM              013817101     2011   130700 SH       Sole                    14500            116200
Anadarko Petroleum             COM              032511107     7302    95875 SH       Sole                    13100             82775
Analog Devices                 COM              032654105     4551   120800 SH       Sole                     4800            116000
Atmos Energy Corp              COM              049560105      496    15900 SH       Sole                                      15900
Automatic Data Proc            COM              053015103      213     4600 SH       Sole                                       4600
AvalonBay Communities          COM              053484101      583     5179 SH       Sole                     1823              3356
Barrick Gold Corp              COM              067901108    11234   211238 SH       Sole                    21214            190024
Berkshire Hathaway CL B        COM              084670207     2120    26466 SH       Sole                     5350             21116
Best Buy Co. Inc.              COM              086516101     3963   115580 SH       Sole                    15900             99680
CVS/Caremark Corp.             COM              126650100     7021   201930 SH       Sole                    30300            171630
Caterpillar                    COM              149123101      262     2800 SH       Sole                                       2800
Chevron Corp.                  COM              166764100      782     8565 SH       Sole                                       8565
Cisco Systems                  COM              17275R102      870    43025 SH       Sole                     3800             39225
Coca-Cola Co.                  COM              191216100      211     3210 SH       Sole                                       3210
Colgate Palmolive              COM              194162103      774     9628 SH       Sole                     4303              5325
Conocophillips                 COM              20825C104     4901    71962 SH       Sole                    12800             59162
Corning                        COM              219350105     5335   276150 SH       Sole                    37250            238900
Costco Wholesale Corp.         COM              22160k105     1162    16092 SH       Sole                     4047             12045
Devon Energy                   COM              25179M103     7989   101754 SH       Sole                    11100             90654
Dow Chemical                   COM              260543103     3277    96000 SH       Sole                    14500             81500
DuPont                         COM              263534109     5654   113362 SH       Sole                    11100            102262
Duke Energy Corp.              COM              26441C105     3290   184732 SH       Sole                    13216            171516
EMC Corp.                      COM              268648102     2184    95390 SH       Sole                    21600             73790
EOG Resources, Inc.            COM              26875P101      996    10900 SH       Sole                     3500              7400
EnCana                         COM              292505104     3707   127300 SH       Sole                    22700            104600
Exxon Mobil                    COM              30231G102     1182    16167 SH       Sole                     2580             13587
Fedex Corp.                    COM              31428X106      293     3150 SH       Sole                      500              2650
General Electric               COM              369604103     5763   315066 SH       Sole                    62442            252624
General Mills                  COM              370334104      577    16212 SH       Sole                     5012             11200
Glaxo Smithkline PLC-Spon ADR  COM              37733W105     4683   119400 SH       Sole                    15400            104000
Halliburton Co.                COM              406216101     1412    34575 SH       Sole                     1100             33475
Hewlett-Packard                COM              428236103     3997    94949 SH       Sole                    12500             82449
Home Depot Inc.                COM              437076102      484    13800 SH       Sole                     4950              8850
Honeywell Int'l                COM              438516106     6320   118893 SH       Sole                    20518             98375
Int'l Bus Machines             COM              459200101     1065     7260 SH       Sole                     1450              5810
Intel                          COM              458140100     3935   187116 SH       Sole                    38945            148171
International Paper            COM              460146103     2569    94300 SH       Sole                    16200             78100
JP Morgan Chase & Co.          COM              46625H100      331     7808 SH       Sole                     4458              3350
Johnson & Johnson              COM              478160104     6662   107708 SH       Sole                    20400             87308
Kimberly-Clark                 COM              494368103     4633    73488 SH       Sole                     5800             67688
Lilly, Eli                     COM              532457108     2574    73450 SH       Sole                    13600             59850
MDU Resources Group            COM              552690109     3645   179825 SH       Sole                    20600            159225
Marathon Oil Corp.             COM              565849106     5791   156400 SH       Sole                    21200            135200
Medtronic Inc.                 COM              585055106      234     6300 SH       Sole                                       6300
Merck & Co.                    COM              58933Y105     5034   139685 SH       Sole                    22100            117585
Microsoft                      COM              594918104     4857   174033 SH       Sole                    31900            142133
National Fuel Gas              COM              636180101     1020    15550 SH       Sole                     5800              9750
Nestle S A ADR                 COM              641069406     4308    73337 SH       Sole                    18325             55012
Newmont Mining Corp.           COM              651639106     6366   103624 SH       Sole                    15100             88524
Novartis AG ADR                COM              66987V109     5942   100790 SH       Sole                    13900             86890
Paccar Inc.                    COM              693718108      692    12073 SH       Sole                     5400              6673
Paychex Inc                    COM              704326107     1266    40961 SH       Sole                     6037             34924
Pfizer Inc.                    COM              717081103     4173   238304 SH       Sole                    45800            192504
Philips Elec ADR               COM              500472303     5300   172624 SH       Sole                    23100            149524
Plum Creek Timber              COM              729251108      481    12850 SH       Sole                     2400             10450
Procter & Gamble               COM              742718109     6921   107586 SH       Sole                    15382             92204
QEP Resources                  COM              74733V100      733    20200 SH       Sole                     7000             13200
Questar Corp.                  COM              748356102      352    20200 SH       Sole                     7000             13200
Schlumberger, Ltd.             COM              806857108     6342    75953 SH       Sole                    12500             63453
Southern Co.                   COM              842587107     4612   120650 SH       Sole                     6950            113700
St. Joe Company                COM              790148100      721    33000 SH       Sole                    22000             11000
Stryker                        COM              863667101      537    10000 SH       Sole                     2600              7400
Sysco                          COM              871829107      277     9433 SH       Sole                                       9433
Unilever PLC ADR               COM              904767704     7176   232370 SH       Sole                    28100            204270
Union Pacific Corp.            COM              907818108      309     3332 SH       Sole                                       3332
United Technologies            COM              913017109     3220    40901 SH       Sole                     9800             31101
Walgreen Co.                   COM              931422109     4295   110250 SH       Sole                    21850             88400
Weyerhaeuser Co.               COM              962166104     3572   188700 SH       Sole                    37300            151400
Exxon Mobil                    COM              30231G102      256     3500 SH       Sole                                       3500
Int'l Bus Machines             COM              459200101      924     6293 SH       Sole                     6293
LA Cent Oil & Gas Co.          COM              546234204      605      225 SH       Sole                      225